Morgan Stanley Fund of Funds
LETTER TO THE SHAREHOLDERS / / SEPTEMBER 30, 2002

Dear Shareholder:
This annual report to shareholders of Morgan Stanley Fund of Funds (Domestic Portfolio and International Portfolio) covers the 12-month period ended September 30, 2002.

Domestic Portfolio
On several occasions during the past 12 months, the market gained steam only to falter and post new lows. Emergency monetary and fiscal stimuli helped boost economic activity in the months following the terrorist attacks of September 11, 2001, but by the second calendar quarter of 2002, the economy was again slowing. Nonetheless, gross domestic product (GDP) grew, albeit moderately, manufacturing rebounded and corporate profits posted year-over-year growth for the first time since the start of the recession. However, the economic story was not enough to revive markets, which were instead focused on a deluge of bad corporate news. Revelations about malfeasance at numerous well-known companies stole the headlines and prompted regulators to clamp down on corporate governance. In addition, a war in Iraq became a clearer possibility. These stories disrupted investor confidence and, by the end of the period, the Standard & Poor's 500 Index (S&P 500) was close to posting a new low, making this the longest and deepest bear market since the 1930s.

Performance and Portfolio Strategy
For the 12-month period ended September 30, 2002, the Domestic Portfolio's Class A, B, C and D shares produced total returns of -17.44 percent, -18.05 percent, -18.00 percent and -17.18 percent, respectively. During the same period, the S&P 500 Index produced a total return of -20.47 percent. The performance of the Portfolio's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

We attribute the Portfolio's outperformance of its benchmark index to careful diversification over a large cross-section of Morgan Stanley funds, with changes to its allocation as the market warranted. In the fourth quarter of 2001, the Portfolio was heavily weighted in technology funds and growth funds. After the technology sector had enjoyed a strong run, we shifted more heavily toward value funds, including small-and large-cap issues, in the first quarter of 2002. We held the Portfolio's fixed-income allocation steady and decreased its allocation to cash. By the third quarter of 2002, the outperformance of value stocks appeared to be ending and we began to switch the Portfolio back into growth-oriented funds.

Morgan Stanley Fund of Funds
LETTER TO THE SHAREHOLDERS / / SEPTEMBER 30, 2002 CONTINUED

Looking Ahead
We expect the economy to continue to gain steam in 2003, when we anticipate the industrial sector will further improve. As corporate governance improves and the situation with Iraq becomes clearer, market participants should regain confidence. We intend to maintain the Portfolio's current asset-class allocation, although the mix of funds held may change as conditions warrant. The Portfolio will attempt to manage short-term volatility in particular markets and sectors through careful diversification across investment styles, market caps and asset classes.

International Portfolio
International markets were already well into bear-market territory when the terrorist attacks of September 11, 2001 created a dramatic downdraft in markets around the world. In the fourth calendar quarter of 2001, and into the first quarter of 2002, global equity markets gathered considerable steam, mirroring advances in U.S. equity markets. Those advances were moderated by a strengthening U.S. dollar. By the middle of the year, however, the situation reversed. Equities in almost every developed market began to drop again and the dollar weakened significantly against the yen and the euro. For the period as a whole, European markets experienced the weakest performance, particularly in Germany where economic activity was virtually frozen at the same time that the region's monetary policy remained fairly restrictive. By contrast, Japan was one of the strongest markets on a relative basis, despite a decades-long secular bear market.

Performance and Portfolio Strategy
For the 12-month period ended September 30, 2002, the International Portfolio's Class A, B, C and D shares produced total returns of -13.46 percent, -14.07 percent, -14.07 percent and -13.20 percent, respectively. During the same period, the Morgan Stanley Capital International (MSCI) EAFE Index produced a total return of -15.53 percent. The performance of the Portfolio's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

The Portfolio's strong performance relative its benchmark index can be attributed to its large stake in Latin America during late 2001 and early 2002, when the region's markets were strong despite Argentina's devaluation and debt default. During that same period, U.S. dollar returns were hampered mildly by the continued appreciation of the dollar versus the euro and yen. In the second and third calendar quarters of

Morgan Stanley Fund of Funds
LETTER TO THE SHAREHOLDERS / / SEPTEMBER 30, 2002 CONTINUED

2002, the Portfolio shifted away from Latin America in favor of Japan where markets outperformed. In addition, the U.S. dollar weakened significantly, boosting non-U.S. returns. The Portfolio continues to invest its assets among six Morgan Stanley international funds: European Growth Fund, International SmallCap Fund, International Value Equity Fund, Japan Fund, Latin American Growth Fund and Pacific Growth Fund.

Looking Ahead
Over the next year, we expect the global economy and international markets to continue to follow the lead of the United States, meaning a gradual improvement. We believe that currency movements and a global economic recovery have already begun to dramatically improve the international investment climate. After appreciating significantly over the past several years, the dollar weakened against the yen and the euro in the first quarter of 2002 and has since stabilized. The dollar may continue to lose strength, meaning that returns from abroad would improve when translated from local currencies. A longer-term rebound could be concentrated in Asia, where capital investment and deregulation could spur growth, much as those forces did in the United States in the latter half of the 1990s.

We appreciate your ongoing support of Morgan Stanley Fund of Funds and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Morgan Stanley Fund of Funds
ANNUAL HOUSEHOLDING NOTICE / / SEPTEMBER 30, 2002

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Fund of Funds - Domestic
FUND PERFORMANCE / / SEPTEMBER 30, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

                 CLASS A    CLASS B    CLASS C    CLASS D   S&P 500(4)
November 1997      $9,475    $10,000    $10,000    $10,000     $10,000
December 1997      $9,635    $10,169    $10,169    $10,169     $10,227
March 1998        $10,539    $11,113    $11,103    $11,134     $11,654
June 1998         $10,435    $10,973    $10,973    $11,023     $12,039
September 1998     $9,254     $9,717     $9,717     $9,787     $10,841
December 1998     $10,796    $11,309    $11,314    $11,424     $13,149
March 1999        $11,046    $11,551    $11,598    $11,699     $13,804
June 1999         $11,848    $12,371    $12,417    $12,559     $14,777
September 1999    $11,567    $12,045    $12,102    $12,262     $13,854
December 1999     $13,022    $13,537    $13,596    $13,809     $15,916
March 2000        $13,191    $13,689    $13,749    $14,000     $16,281
June 2000         $13,034    $13,502    $13,561    $13,833     $15,848
September 2000    $13,899    $14,368    $14,430    $14,762     $15,693
December 2000     $13,417    $13,837    $13,898    $14,250     $14,465
March 2001        $11,932    $12,285    $12,339    $12,686     $12,750
June 2001         $12,959    $13,324    $13,383    $13,790     $13,497
September 2001    $10,112    $10,374    $10,420    $10,767     $11,516
December 2001     $12,092    $12,380    $12,437    $12,876     $12,747
March 2002        $11,805    $12,072    $12,128    $12,584     $12,784
June 2002         $10,420    $10,633    $10,684    $11,122     $11,071
September 2002  $8,348(3)  $8,369(3)  $8,545(3)  $8,916(3)      $9,158

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                             Average Annual Total Returns -- Period Ended September 30, 2002
   -------------------------------------------------------------------------------------------------------------------
                       Class A Shares*                                            Class B Shares**
   -------------------------------------------------------     -------------------------------------------------------
   1 Year                          (17.44)%(1)  (21.78)%(2)    1 Year                          (18.05)%(1)  (22.15)%(2)
   Since Inception (11/25/97)       (2.58)%(1)   (3.66)%(2)    Since Inception (11/25/97)       (3.29)%(1)   (3.61)%(2)

                       Class C Shares+                                            Class D Shares++
   -------------------------------------------------------     -------------------------------------------------------
   1 Year                          (18.00)%(1)  (18.82)%(2)    1 Year                          (17.18)%(1)
   Since Inception (11/25/97)       (3.19)%(1)   (3.19)%(2)    Since Inception (11/25/97)       (2.34)%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON SEPTEMBER 30, 2002.
(4) THE STANDARD AND POOR'S 500 INDEX (S&P 500-REGISTERED TRADEMARK-) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Fund of Funds - International
FUND PERFORMANCE / / SEPTEMBER 30, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

                 CLASS A    CLASS B    CLASS C    CLASS D   MSCI(4)
November 1997      $9,475    $10,000    $10,000    $10,000  $10,000
December 1997      $9,419     $9,941     $9,941     $9,941  $10,220
March 1998        $10,146    $10,688    $10,688    $10,708  $11,724
June 1998          $9,783    $10,284    $10,284    $10,335  $11,848
September 1998     $8,683     $9,113     $9,113     $9,174  $10,164
December 1998     $10,251    $10,728    $10,728    $10,839  $12,264
March 1999        $10,777    $11,253    $11,293    $11,394  $12,435
June 1999         $11,743    $12,242    $12,293    $12,424  $12,751
September 1999    $12,183    $12,676    $12,727    $12,898  $13,310
December 1999     $14,458    $15,039    $15,093    $15,341  $15,571
March 2000        $14,489    $15,039    $15,093    $15,373  $15,555
June 2000         $14,180    $14,692    $14,746    $15,058  $14,938
September 2000    $12,937    $13,370    $13,422    $13,745  $13,733
December 2000     $12,195    $12,590    $12,640    $12,973  $13,365
March 2001        $10,702    $11,007    $11,055    $11,372  $11,533
June 2001         $10,870    $11,161    $11,198    $11,559  $11,412
September 2001     $9,136     $9,357     $9,392     $9,716   $9,815
December 2001      $9,851    $10,081    $10,111    $10,483  $10,499
March 2002        $10,062    $10,269    $10,342    $10,718  $10,552
June 2002          $9,777     $9,971    $10,044    $10,427  $10,329
September 2002  $7,906(3)  $7,895(3)  $8,071(3)  $8,433(3)   $8,291

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                             Average Annual Total Returns -- Period Ended September 30, 2002
   -------------------------------------------------------------------------------------------------------------------
                       Class A Shares*                                            Class B Shares**
   -------------------------------------------------------     -------------------------------------------------------
   1 Year                          (13.46)%(1)  (18.01)%(2)    1 Year                          (14.07)%(1)  (18.35)%(2)
   Since Inception (11/25/97)       (3.67)%(1)   (4.73)%(2)    Since Inception (11/25/97)       (4.40)%(1)   (4.76)%(2)

                       Class C Shares+                                            Class D Shares++
   -------------------------------------------------------     -------------------------------------------------------
   1 Year                          (14.07)%(1)  (14.93)%(2)    1 Year                          (13.20)%(1)
   Since Inception (11/25/97)       (4.33)%(1)   (4.33)%(2)    Since Inception (11/25/97)       (3.46)%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON SEPTEMBER 30, 2002.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX ("MSCI EAFE INDEX") MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Fund of Funds - Domestic
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2002

NUMBER OF
 SHARES                                                                           VALUE

------------------------------------------------------------------------------------------

           Common Stocks (99.8%)
 116,461   Morgan Stanley Capital Opportunities Trust*.......................  $ 1,024,853
  63,574   Morgan Stanley Convertible Securities Trust.......................      811,202
 160,410   Morgan Stanley Developing Growth Securities Trust*................    2,040,409
  21,514   Morgan Stanley Dividend Growth Securities Inc.....................      725,677
 387,913   Morgan Stanley Growth Fund*.......................................    3,483,454
  73,969   Morgan Stanley Health Sciences Trust..............................    1,081,421
 143,418   Morgan Stanley Income Builder Fund................................    1,219,057
 504,401   Morgan Stanley Information Fund*..................................    3,046,581
 110,072   Morgan Stanley Market Leader Trust*...............................    1,112,830
 305,173   Morgan Stanley Nasdaq-100 Index Fund..............................    1,455,676
  44,686   Morgan Stanley Natural Resource Development Securities Inc........      498,697
 129,155   Morgan Stanley Next Generation Trust*.............................      631,570
 316,532   Morgan Stanley Special Growth Fund*...............................    3,282,438
  40,549   Morgan Stanley Special Value Fund.................................      508,077
  84,695   Morgan Stanley Value Fund*........................................      672,480
                                                                               -----------
           Total Common Stocks
            (COST $27,387,506)...............................................   21,594,422
                                                                               -----------

PRINCIPAL
AMOUNT IN                                              COUPON     MATURITY
THOUSANDS                                               RATE        DATE
---------                                              ------     --------

           Short-Term Investment (0.5%)
           Repurchase Agreement
   $115    The Bank of New York
            (dated 09/30/02; proceeds $115,305) (a)
            (COST $115,300)..........................  1.625%     10/01/02         115,300
                                                                               -----------

           Total Investments
            (COST $27,502,806) (b)..............................   100.3%       21,709,722

           Liabilities in Excess of Other Assets................    (0.3)          (71,224)
                                                                   -----       -----------

           Net Assets...........................................   100.0%      $21,638,498
                                                                   =====       ===========

---------------------

  *   NON-INCOME PRODUCING SECURITY.
 (a) COLLATERALIZED BY 105,911 FEDERAL HOME LOAN BANK 5.625% DUE 11/15/11 VALUED AT $117,611.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS AND NET UNREALIZED DEPRECIATION IS $5,793,084.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds - International
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2002

NUMBER OF
 SHARES                                                                           VALUE

------------------------------------------------------------------------------------------

           Common Stocks (98.1%)
2,811,094  Morgan Stanley European Growth Fund Inc...........................  $30,500,371
 406,475   Morgan Stanley International SmallCap Fund*.......................    3,398,130
 264,186   Morgan Stanley International Value Equity Fund....................    2,224,447
2,593,837  Morgan Stanley Japan Fund*........................................   13,799,213
 265,849   Morgan Stanley Latin American Growth Fund*........................    1,757,265
 570,830   Morgan Stanley Pacific Growth Fund Inc.*..........................    5,011,888
                                                                               -----------
           Total Common Stocks
            (COST $89,011,363)...............................................   56,691,314
                                                                               -----------

PRINCIPAL
AMOUNT IN                                              COUPON     MATURITY
THOUSANDS                                               RATE        DATE
---------                                              ------     --------

           Short-Term Investment (1.9%)
           Repurchase Agreement
  $1,102   Joint repurchase agreement account
           (dated 09/30/02; proceeds $1,102,059) (a)
           (COST $1,102,000).........................  1.915%     10/01/02       1,102,000
                                                                               -----------

           Total Investments
            (COST $90,113,363) (b)..............................   100.0%       57,793,314

           Liabilities in Excess of Other Assets................     0.0              (726)
                                                                   -----       -----------

           Net Assets...........................................   100.0%      $57,792,588
                                                                   =====       ===========

---------------------

  *   NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS AND NET UNREALIZED DEPRECIATION IS $32,320,049.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds
FINANCIAL STATEMENTS

Statements of Assets and Liabilities
SEPTEMBER 30, 2002

                                                               DOMESTIC    INTERNATIONAL
                                                              -----------  -------------
Assets:
Investments in securities, at value
 (cost $27,502,806 and $90,113,363, respectively)...........  $21,709,722   $57,793,314
Receivable for shares of beneficial interest sold...........        9,817        75,591
Receivable from affiliate...................................       31,728        44,238
Prepaid expenses and other assets...........................        3,261         9,175
Deferred organizational expenses............................          766           766
                                                              -----------  ------------
    Total Assets............................................   21,755,294    57,923,084
                                                              -----------  ------------
Liabilities:
Payable for:
  Shares of beneficial interest redeemed....................       61,833        56,396
  Distribution fee..........................................       19,215        21,891
Organizational expenses.....................................          766           766
Accrued expenses and other payables.........................       34,982        51,443
                                                              -----------  ------------
    Total Liabilities.......................................      116,796       130,496
                                                              -----------  ------------
    Net Assets..............................................  $21,638,498   $57,792,588
                                                              ===========  ============
Composition of Net Assets:
Paid-in-capital.............................................  $34,867,953  $105,235,412
Net unrealized depreciation.................................   (5,793,084)  (32,320,049)
Accumulated net realized loss...............................   (7,436,371)  (15,122,775)
                                                              -----------  ------------
    Net Assets..............................................  $21,638,498   $57,792,588
                                                              ===========  ============
Class A Shares:
Net Assets..................................................     $846,089    $1,842,516
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...      126,403       246,326
    Net Asset Value Per Share...............................        $6.69         $7.48
                                                              ===========  ============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).........  $      7.06  $       7.89
                                                              ===========  ============
Class B Shares:
Net Assets..................................................  $18,473,881   $21,422,819
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...    2,789,374     2,939,395
    Net Asset Value Per Share...............................  $      6.62  $       7.29
                                                              ===========  ============
Class C Shares:
Net Assets..................................................   $2,218,192    $1,826,349
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...      334,643       249,458
    Net Asset Value Per Share...............................  $      6.63  $       7.32
                                                              ===========  ============
Class D Shares:
Net Assets..................................................     $100,336   $32,700,904
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...       14,952     4,345,046
    Net Asset Value Per Share...............................  $      6.71  $       7.53
                                                              ===========  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds
FINANCIAL STATEMENTS CONTINUED

Statements of Operations
FOR THE YEAR ENDED SEPTEMBER 30, 2002

                                           DOMESTIC    INTERNATIONAL
                                          -----------  -------------
Net Investment Income (Loss):
Income
Dividends...............................  $   228,026  $    879,340
Interest................................        8,925        21,545
                                          -----------  ------------
    Total Income........................      236,951       900,885
                                          -----------  ------------
Expenses
Distribution fee (Class A shares).......        2,645         4,595
Distribution fee (Class B shares).......      278,010       285,112
Distribution fee (Class C shares).......       29,898        23,811
Transfer agent fees and expenses........       49,548       118,653
Shareholder reports and notices.........       20,983        55,291
Professional fees.......................       26,766        26,766
Custodian fees..........................       16,498        20,430
Organizational expenses.................        4,997         4,997
Other...................................        5,454         6,709
                                          -----------  ------------
    Total Expenses......................      434,799       546,364

Less: amounts waived/reimbursed.........     (124,246)     (232,846)
                                          -----------  ------------

    Net Expenses........................      310,553       313,518
                                          -----------  ------------

    Net Investment Income (Loss)........      (73,602)      587,367
                                          -----------  ------------

Net Realized and Unrealized Gain (Loss)
Net realized loss.......................   (5,269,021)  (10,391,751)
Capital gain distributions received.....       95,113        89,193
                                          -----------  ------------
    Net Realized Loss...................   (5,173,908)  (10,302,558)

Net change in unrealized depreciation...       44,960     1,224,946
                                          -----------  ------------

    Net Loss............................   (5,128,948)   (9,077,612)
                                          -----------  ------------

Net Decrease............................  $(5,202,550) $ (8,490,245)
                                          ===========  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds
FINANCIAL STATEMENTS CONTINUED

Statements of Changes in Net Assets

                                               DOMESTIC                             INTERNATIONAL
                                --------------------------------------  --------------------------------------
                                   FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                      ENDED               ENDED               ENDED               ENDED
                                SEPTEMBER 30, 2002  SEPTEMBER 30, 2001  SEPTEMBER 30, 2002  SEPTEMBER 30, 2001
                                ------------------  ------------------  ------------------  ------------------
Increase (Decrease) in Net
 Assets:
Operations:
Net investment income
 (loss).......................     $   (73,602)        $     58,457        $    587,367        $    553,674
Net realized loss.............      (5,173,908)          (1,980,762)        (10,302,558)         (2,757,265)
Net change in unrealized
 appreciation/ depreciation...          44,960           (9,001,015)          1,224,946         (28,391,196)
                                   -----------         ------------        ------------        ------------
    Net Decrease..............      (5,202,550)         (10,923,320)         (8,490,245)        (30,594,787)
                                   -----------         ------------        ------------        ------------
Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares..............          (9,320)             (38,067)            (20,390)            (12,655)
  Class B shares..............         (45,416)            (621,940)            (96,935)           (183,441)
  Class C shares..............          (1,812)             (44,906)             (3,468)            (17,723)
  Class D shares..............          (1,907)              (3,229)           (544,212)           (316,184)
Net realized gain
  Class A shares..............        --                    (97,084)          --                    (21,594)
  Class B shares..............        --                 (2,005,161)          --                   (425,187)
  Class C shares..............        --                   (138,738)          --                    (41,304)
  Class D shares..............        --                     (7,754)          --                   (468,563)
                                   -----------         ------------        ------------        ------------
    Total Dividends and
     Distributions............         (58,455)          (2,956,879)           (665,005)         (1,486,651)
                                   -----------         ------------        ------------        ------------

Net increase (decrease) from
 transactions in shares of
 beneficial interest..........      (3,176,416)          11,497,812          (4,361,319)          8,436,809
                                   -----------         ------------        ------------        ------------

    Net Decrease..............      (8,437,421)          (2,382,387)        (13,516,569)        (23,644,629)

Net Assets:
Beginning of period...........      30,075,919           32,458,306          71,309,157          94,953,786
                                   -----------         ------------        ------------        ------------

End of Period:................     $21,638,498         $ 30,075,919        $ 57,792,588        $ 71,309,157
                                   ===========         ============        ============        ============
Accumulated undistributed net
 investment income............     $  --               $     58,452        $  --               $     23,671
                                   ===========         ============        ============        ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002

1. Organization and Accounting Policies
Morgan Stanley Fund of Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are either members of the Morgan Stanley Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Investment Advisors, Inc. (the "Investment Manager") (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

The Fund, which consists of two separate portfolios ("Portfolios"), Domestic and International, was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The investment objectives of each Portfolio are as follows:


     PORTFOLIO                                INVESTMENT OBJECTIVE
Domestic                Seeks to maximize total investment return through capital growth and income by investing in a selection of Underlying Funds which invest their assets primarily in the U.S. equity and fixed-income markets.
International           Seeks long-term capital appreciation by investing in a selection of Underlying Funds which invest their assets primarily in the international equity markets.

Each Portfolio offers Class A shares, Class B shares, Class C shares and
Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their

Morgan Stanley Fund of Funds
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002 CONTINUED

value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Organizational Expenses -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $50,000 ($25,000 per Portfolio) which will be reimbursed for the full

Morgan Stanley Fund of Funds
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002 CONTINUED

amount thereof, exclusive of amounts waived of $48,468 ($24,234 per Portfolio). Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays no investment management fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the management or advisory or sub-advisory fees to the Investment Manager and/or Sub-Advisors or Advisor of the Underlying Funds.

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) until December 31, 2003. At September 30, 2002, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Portfolios.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised Domestic and International that such excess amounts totaled $4,073,032 and $2,589,772, respectively, at September 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may

Morgan Stanley Fund of Funds
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002 CONTINUED

be reimbursed in the subsequent calendar year. For the year ended September 30, 2002, the distribution fee was accrued for Domestic and International Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, and 0.24% and 0.98%, respectively.

The Distributor has informed Domestic and International that for the year ended September 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's shares as follows: Class B shares $78,338 and $66,006, respectively; and Class C shares $1,230 and $2,947, respectively; and received $12,260 and $10,253, respectively, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2002 aggregated $50,699,549 and $52,244,203, respectively, for Domestic and $14,920,449 and
$19,190,315, respectively, for International.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Funds transfer agent.

5. Federal Income Tax Status
At September 30, 2002, Domestic and International had an approximate net capital loss carryover which may be used to offset future capital gains to the extent provided by regulations:

                                     (Amounts in Thousands)
Available through                    -----------------------
September 30,                        2009    2010     Total
-------------                        -----  -------  -------
Domestic...........................  $202   $  672   $  874
International......................   --     2,122    2,122

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. Domestic and International incurred and will elect to defer net capital losses of approximately $5,508,000 and $9,737,000 respectively during fiscal 2002.

As of September 30, 2002, Domestic and International had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences due to a net operating loss on Domestic and an overdistribution on International. To reflect reclassifications arising from the permanent differences, the following accounts were (charged) credited:

                                          Paid-in-Capital  Net investment income/loss
                                          ---------------  --------------------------
Domestic................................     $(73,605)              $73,605
International...........................      (53,967)               53,967

Morgan Stanley Fund of Funds
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002 CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                               DOMESTIC                                        INTERNATIONAL
                           ------------------------------------------------  --------------------------------------------------
                                 FOR THE YEAR             FOR THE YEAR             FOR THE YEAR              FOR THE YEAR
                                    ENDED                    ENDED                    ENDED                     ENDED
                              SEPTEMBER 30, 2002       SEPTEMBER 30, 2001       SEPTEMBER 30, 2002        SEPTEMBER 30, 2001
                           ------------------------  ----------------------  ------------------------  ------------------------
                             SHARES       AMOUNT      SHARES      AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ---------  -----------  ----------  ------------  ----------  ------------
CLASS A
Sold.....................      75,172  $    657,179     84,707  $   860,069   2,418,173  $ 20,137,497   3,875,919  $ 40,743,627
Reinvestment of dividends
 and distributions.......         961         9,310     11,465      124,278       2,074        19,330       2,888        33,735
Redeemed.................     (69,223)     (560,442)   (97,394)  (1,014,312) (2,360,184)  (19,893,914) (3,959,880)  (41,889,501)
                           ----------  ------------  ---------  -----------  ----------  ------------  ----------  ------------
Net increase
 (decrease) --
 Class A.................       6,910       106,047     (1,222)     (29,965)     60,063       262,913     (81,073)   (1,112,139)
                           ----------  ------------  ---------  -----------  ----------  ------------  ----------  ------------

CLASS B
Sold.....................   1,187,513    10,552,534  1,370,745   14,170,184   1,667,175    14,716,815   2,651,071    28,946,687
Reinvestment of dividends
 and distributions.......       4,265        41,116    217,488    2,346,690       9,243        84,480      47,793       547,232
Redeemed.................  (1,663,293)  (14,066,173)  (687,669)  (6,989,668) (2,260,317)  (19,832,981) (2,716,728)  (29,227,736)
                           ----------  ------------  ---------  -----------  ----------  ------------  ----------  ------------
Net increase
 (decrease) --
 Class B.................    (471,515)   (3,472,523)   900,564    9,527,206    (583,899)   (5,031,686)    (17,864)      266,183
                           ----------  ------------  ---------  -----------  ----------  ------------  ----------  ------------

CLASS C
Sold.....................     110,762       984,881    395,702    4,151,266     814,863     7,122,686   1,038,563    10,973,987
Reinvestment of dividends
 and distributions.......         164         1,587     14,751      159,162         340         3,113       4,682        53,753
Redeemed.................    (103,180)     (857,068)  (242,570)  (2,407,636)   (860,214)   (7,614,353) (1,092,000)  (11,499,199)
                           ----------  ------------  ---------  -----------  ----------  ------------  ----------  ------------
Net increase
 (decrease) --
 Class C.................       7,746       129,400    167,883    1,902,792     (45,011)     (488,554)    (48,755)     (471,459)
                           ----------  ------------  ---------  -----------  ----------  ------------  ----------  ------------

CLASS D
Sold.....................      17,549       161,948     11,376      127,911   3,764,030    33,184,373   2,246,515    24,327,515
Reinvestment of dividends
 and distributions.......         151         1,459      1,013       10,982      48,416       453,172      61,441       721,930
Redeemed.................     (14,100)     (102,747)    (4,056)     (41,114) (3,694,852)  (32,741,537) (1,528,960)  (15,295,221)
                           ----------  ------------  ---------  -----------  ----------  ------------  ----------  ------------
Net increase --
 Class D.................       3,600        60,660      8,333       97,779     117,594       896,008     778,996     9,754,224
                           ----------  ------------  ---------  -----------  ----------  ------------  ----------  ------------
Net increase (decrease)
 in Fund.................    (453,259) $ (3,176,416) 1,075,558  $11,497,812    (451,253) $ (4,361,319)    631,304  $  8,436,809
                           ==========  ============  =========  ===========  ==========  ============  ==========  ============

                    (This page is intentionally left blank)

Morgan Stanley Fund of Funds - Domestic
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                      NET ASSET     NET                                                                   TOTAL
                        VALUE    INVESTMENT   NET REALIZED   TOTAL FROM                DISTRIBUTIONS    DIVIDENDS
YEAR ENDED            BEGINNING    INCOME    AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO             AND
SEPTEMBER 30          OF PERIOD   (LOSS)++    GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
------------          ---------  ----------  --------------  ----------  ------------  -------------  -------------
DOMESTIC
CLASS A
1998*...............   $10.00      $ 0.21        $(0.44)       $(0.23)      $(0.05)       --              $(0.05)
1999................     9.72        0.46          1.93          2.39        (0.36)       $(0.21)          (0.57)
2000................    11.54        0.38          1.83          2.21        (0.29)        (1.09)          (1.38)
2001................    12.37        0.11         (3.21)        (3.10)       (0.31)        (0.79)          (1.10)
2002................     8.17        0.05         (1.45)        (1.40)       (0.08)       --               (0.08)
CLASS B
1998*...............    10.00        0.14         (0.42)        (0.28)       (0.05)       --               (0.05)
1999................     9.67        0.35          1.94          2.29        (0.29)        (0.21)          (0.50)
2000................    11.46        0.30          1.81          2.11        (0.20)        (1.09)          (1.29)
2001................    12.28        0.01         (3.16)        (3.15)       (0.25)        (0.79)          (1.04)
2002................     8.09       (0.02)        (1.44)        (1.46)       (0.01)       --               (0.01)
CLASS C
1998*...............    10.00        0.13         (0.41)        (0.28)       (0.05)       --               (0.05)
1999................     9.67        0.40          1.94          2.34        (0.28)        (0.21)          (0.49)
2000................    11.52        0.31          1.80          2.11        (0.25)        (1.09)          (1.34)
2001................    12.29        0.01         (3.17)        (3.16)       (0.26)        (0.79)          (1.05)
2002................     8.08       (0.02)        (1.42)        (1.44)       (0.01)       --               (0.01)
CLASS D
1998*...............    10.00        0.22         (0.43)        (0.21)       (0.05)       --               (0.05)
1999................     9.74        0.46          1.96          2.42        (0.39)        (0.21)          (0.60)
2000................    11.56        0.48          1.75          2.23        (0.31)        (1.09)          (1.40)
2001................    12.39        0.13         (3.21)        (3.08)       (0.33)        (0.79)          (1.12)
2002................     8.19        0.07         (1.45)        (1.38)       (0.10)       --               (0.10)

---------------------

  * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                            RATIOS TO AVERAGE NET ASSETS   RATIOS TO AVERAGE NET ASSETS
                                                                (AFTER EXPENSES WERE           (BEFORE EXPENSES WERE
                                                                   ASSUMED) (3)(4)                ASSUMED) (3)(4)
                                                            -----------------------------  -----------------------------
                      NET ASSET                 NET ASSETS                      NET                            NET
                        VALUE                     END OF                     INVESTMENT                     INVESTMENT    PORTFOLIO
YEAR ENDED             END OF        TOTAL        PERIOD                       INCOME                         INCOME      TURNOVER
SEPTEMBER 30           PERIOD       RETURN+      (000'S)      EXPENSES         (LOSS)        EXPENSES         (LOSS)        RATE
------------          ---------  -------------  ----------  -------------  --------------  -------------  --------------  ---------
DOMESTIC
CLASS A
1998*...............   $ 9.72        (2.33)%(1)  $ 1,359        0.22%(2)        2.21%(2)       1.15%(2)        1.28%(2)      227%(1)
1999................    11.54        25.00         1,097        0.23            3.92           0.67            3.48          295
2000................    12.37        20.16         1,493        0.24            3.35           0.67            2.92          434
2001................     8.17       (27.24)          976        0.23            0.91           0.57            0.57          177
2002................     6.69       (17.44)          846        0.24            0.50           0.63            0.11          163
CLASS B
1998*...............     9.67        (2.83)(1)    24,338        0.92(2)         1.51(2)        1.90(2)         0.53(2)       227(1)
1999................    11.46        23.96        26,007        1.00            3.15           1.44            2.71          295
2000................    12.28        19.29        28,974        1.00            2.59           1.43            2.16          434
2001................     8.09       (27.79)       26,364        1.00            0.14           1.34           (0.20)         177
2002................     6.62       (18.05)       18,474        1.00           (0.26)          1.39           (0.65)         163
CLASS C
1998*...............     9.67        (2.83)(1)     1,702        0.92(2)         1.51(2)        1.90(2)         0.53(2)       227(1)
1999................    11.52        24.55         1,364        0.54            3.61           0.98            3.17          295
2000................    12.29        19.23         1,954        1.00            2.59           1.43            2.16          434
2001................     8.08       (27.79)        2,643        1.00            0.14           1.34           (0.20)         177
2002................     6.63       (18.00)        2,218        1.00           (0.26)          1.39           (0.65)         163
CLASS D
1998*...............     9.74        (2.13)(1)        12       --               2.43(2)        0.90(2)         1.53(2)       227(1)
1999................    11.56        25.28            15       --               4.15           0.44            3.71          295
2000................    12.39        20.39            37       --               3.59           0.43            3.16          434
2001................     8.19       (27.07)           93       --               1.14           0.34            0.80          177
2002................     6.71       (17.18)          100       --               0.74           0.39            0.35          163

---------------------

  * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

Morgan Stanley Fund of Funds - International
FINANCIAL HIGHLIGHTS CONTINUED


                      NET ASSET     NET                                                                   TOTAL
                        VALUE    INVESTMENT   NET REALIZED   TOTAL FROM                DISTRIBUTIONS    DIVIDENDS
YEAR ENDED            BEGINNING    INCOME    AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO             AND
SEPTEMBER 30          OF PERIOD   (LOSS)++    GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
------------          ---------  ----------  --------------  ----------  ------------  -------------  -------------
INTERNATIONAL
CLASS A
1998*...............   $10.00      $ 0.05        $ (0.88)     $ (0.83)      $(0.09)       --              $(0.09)
1999................     9.08        0.10           3.56         3.66       --            --              --
2000................    12.74        0.03           0.85         0.88        (0.04)       $(0.99)          (1.03)
2001................    12.59        0.09          (3.74)       (3.65)       (0.07)        (0.12)          (0.19)
2002................     8.75        0.08          (1.24)       (1.16)       (0.11)       --               (0.11)
CLASS B
1998*...............    10.00        0.03          (0.91)       (0.88)       (0.09)       --               (0.09)
1999................     9.03        0.02           3.51         3.53       --            --              --
2000................    12.56       (0.08)          0.86         0.78        (0.01)        (0.99)          (1.00)
2001................    12.34        0.01          (3.67)       (3.66)       (0.05)        (0.12)          (0.17)
2002................     8.51        0.03          (1.22)       (1.19)       (0.03)       --               (0.03)
CLASS C
1998*...............    10.00        0.04          (0.92)       (0.88)       (0.09)       --               (0.09)
1999................     9.03        0.07           3.51         3.58       --            --              --
2000................    12.61       (0.08)          0.86         0.78        (0.03)        (0.99)          (1.02)
2001................    12.37        0.02          (3.69)       (3.67)       (0.05)        (0.12)          (0.17)
2002................     8.53        0.03          (1.23)       (1.20)       (0.01)       --               (0.01)
CLASS D
1998*...............    10.00        0.14          (0.96)       (0.82)       (0.09)       --               (0.09)
1999................     9.09        0.23           3.46         3.69       --            --              --
2000................    12.78        0.04           0.89         0.93        (0.06)        (0.99)          (1.05)
2001................    12.66        0.12          (3.78)       (3.66)       (0.08)        (0.12)          (0.20)
2002................     8.80        0.11          (1.25)       (1.14)       (0.13)       --               (0.13)

---------------------

  * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                            RATIOS TO AVERAGE NET ASSETS   RATIOS TO AVERAGE NET ASSETS
                                                                (AFTER EXPENSES WERE           (BEFORE EXPENSES WERE
                                                                   ASSUMED) (3)(4)                ASSUMED) (3)(4)
                                                            -----------------------------  -----------------------------
                      NET ASSET                 NET ASSETS                      NET                            NET
                        VALUE                     END OF                     INVESTMENT                     INVESTMENT    PORTFOLIO
YEAR ENDED             END OF        TOTAL        PERIOD                       INCOME                         INCOME      TURNOVER
SEPTEMBER 30           PERIOD       RETURN+      (000'S)      EXPENSES         (LOSS)        EXPENSES         (LOSS)        RATE
------------          ---------  -------------  ----------  -------------  --------------  -------------  --------------  ---------
INTERNATIONAL
CLASS A
1998*...............   $ 9.08        (8.36)%(1)  $   596        0.25%(2)        1.01%(2)       6.16%(2)       (4.90)%(2)     135%(1)
1999................    12.74        40.31         1,074        0.24            0.91           1.34           (0.19)         154
2000................    12.59         6.19         3,366        0.24            0.12           0.60           (0.24)          85
2001................     8.75       (29.38)        1,629        0.16            0.93           0.42            0.67           22
2002................     7.48       (13.46)        1,843        0.24            1.04           0.57            0.71           22
CLASS B
1998*...............     9.03        (8.87)(1)     3,241        0.94(2)         0.32(2)        6.91(2)        (5.65)(2)      135(1)
1999................    12.56        39.09         6,615        1.00            0.15           2.10           (0.95)         154
2000................    12.34         5.48        43,697        1.00           (0.64)          1.36           (1.00)          85
2001................     8.51       (30.01)       29,980        1.00            0.09           1.26           (0.17)          22
2002................     7.29       (14.07)       21,423        1.00            0.28           1.33           (0.05)          22
CLASS C
1998*...............     9.03        (8.87)(1)       105        0.92(2)         0.34(2)        6.91(2)        (5.65)(2)      135(1)
1999................    12.61        39.65           442        0.77            0.38           1.87           (0.72)         154
2000................    12.37         5.46         4,246        1.00           (0.64)          1.36           (1.00)          85
2001................     8.53       (30.02)        2,512        1.00            0.09           1.26           (0.17)          22
2002................     7.32       (14.07)        1,826        0.98            0.30           1.31           (0.03)          22
CLASS D
1998*...............     9.09        (8.26)(1)        11       --               1.26(2)        5.91(2)        (4.65)(2)      135(1)
1999................    12.78        40.59           564       --               1.15           1.10            0.05          154
2000................    12.66         6.56        43,645       --               0.36           0.36            0.00           85
2001................     8.80       (29.31)       37,188       --               1.09           0.26            0.83           22
2002................     7.53       (13.20)       32,701       --               1.28           0.33            0.95           22

---------------------

  * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

Morgan Stanley Fund of Funds
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Fund of Funds:

We have audited the accompanying statements of assets and liabilities of Morgan Stanley Fund of Funds (the "Fund"), comprising, respectively, the Domestic Portfolio and the International Portfolio (the "Portfolios"), including the portfolios of investments, as of September 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Morgan Stanley Fund of Funds as of September 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 8, 2002

Morgan Stanley Fund of Funds
2001 FEDERAL TAX NOTICE (UNAUDITED)

During the fiscal year ended September 30, 2002, 100% of the income dividends paid by Morgan Stanley Fund of Funds -- Domestic Portfolio qualified for the dividends received deduction available to corporations.

Of the Fund's Domestic Portfolio ordinary income dividends paid during the fiscal year ended September 30, 2002, 0.19% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Fund of Funds
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            Number of
                                                                                                            Portfolios
                                             Term of                                                         in Fund
                           Position(s)     Office and                                                        Complex
Name, Age and Address of    Held with       Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*    Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Since April      Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1994             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Since January    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  1993             Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Since September  Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1997             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Fund of Funds
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           Number of
                                                                                                           Portfolios
                                            Term of                                                         in Fund
                           Position(s)     Office and                                                       Complex
Name, Age and Address of    Held with      Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*   Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Since July      Chairman of the Audit Committee and                       129
(53)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Since July      Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY

Morgan Stanley Fund of Funds
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      Term of
                                Position(s)         Office and
Name, Age and Address of         Held with           Length of
   Interested Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman and          Since July 1991  Chairman and Director or Trustee of the
(69)                        Trustee                                Morgan Stanley Funds and the TCW/DW Term
c/o Morgan Stanley Trust                                           Trusts; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (54)       Trustee               Since June 2000  Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                                           August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (59)      Trustee               Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                Number of
                                Portfolios
                                 in Fund
                                 Complex
Name, Age and Address of         Overseen
   Interested Trustee          by Trustee**      Other Directorships Held by Trustee
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Fund of Funds
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President and Chief Executive        President since May 1999 and Chief
1221 Avenue of the Americas          Officer                              Executive Officer since September
New York, NY                                                              2002
Barry Fink (47)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Thomas F. Caloia (56)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center
Plaza Two,
Jersey City, NJ


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President (since May 1999)
                                     and Chief Executive Officer (since
                                     September 2002) of the Morgan Stanley Funds
                                     and TCW/DW Term Trusts; Trustee of various
                                     Van Kampen investment companies (since
                                     December 1999); previously Chief Strategic
                                     Officer of the Investment Manager and
                                     Morgan Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and the TCW/DW
Harborside Financial Center          Term Trusts (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001). Formerly, Vice President of
                                     the Investment Manager and Morgan Stanley
                                     Services (August 2000-November 2001),
                                     Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000) and Associate-Fund
                                     Administration at BlackRock Financial
                                     Management (July 1996-December 1997).

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman
Mitchell M. Merin
President and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Joseph J. McAlinden
Vice President
Ronald E. Robison
Vice President
Thomas F. Caloia
Treasurer
Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

36016RPT-8882J02-AP-10/02

[MORGAN STANLEY LOGO]

[PHOTO]

MORGAN STANLEY
FUND OF FUNDS

Annual Report
September 30, 2002